Exhibit 99
Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	May 2011
Payment Date	6/15/2011
Transaction Month	11
     Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

			Weighted Avg Remaining
	Dollar Amount	# of Receivables	Term at Cutoff
Initial Pool Balance	$1,538,327,921.38	70,892	55.7 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$353,000,000.00	0.50555%	August 15, 2011
Class A-2 Notes	$273,300,000.00	0.650%	December 15, 2012
Class A-3 Notes	$473,400,000.00	0.980%	October 15, 2014
Class A-4 Notes	$192,840,000.00	1.580%	September 15, 2015
Class B Notes	$40,810,000.00	2.540%	February 15, 2016
Class C Notes	$27,210,000.00	2.770%	May 15, 2016
Class D Notes	$27,210,000.00	3.560%	January 15, 2017

Total	$1,387,770,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,700,050.38

Principal:
Principal Collections	$25,247,807.01
Prepayments in Full	$11,600,762.44
Liquidation Proceeds	$1,049,708.21
Recoveries	$45,933.43

Sub Total	$37,944,211.09

Collections	$41,644,261.47

Purchase Amounts:
Purchase Amounts Related to Principal	$83,220.40
Purchase Amounts Related to Interest	$569.60

Sub Total	$83,790.00

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds — Total	$41,728,051.47

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	May 2011
Payment Date	6/15/2011
Transaction Month	11
III. DISTRIBUTIONS

				Carryover Remaining Available
	Calculated Amount	Amount Paid	Shortfall	Shortfall	Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$41,728,051.47
Servicing Fee	$904,891.32	$904,891.32	$0.00	$0.00	$40,823,160.15
Interest — Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$40,823,160.15
Interest — Class A-2 Notes	$108,633.88	$108,633.88	$0.00	$0.00	$40,714,526.27
Interest — Class A-3 Notes	$386,610.00	$386,610.00	$0.00	$0.00	$40,327,916.27
Interest — Class A-4 Notes	$253,906.00	$253,906.00	$0.00	$0.00	$40,074,010.27
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$40,074,010.27
Interest — Class B Notes	$86,381.17	$86,381.17	$0.00	$0.00	$39,987,629.10
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,987,629.10
Interest — Class C Notes	$62,809.75	$62,809.75	$0.00	$0.00	$39,924,819.35
Third Priority Principal Payment	$5,424,812.31	$5,424,812.31	$0.00	$0.00	$34,500,007.04
Interest — Class D Notes	$80,723.00	$80,723.00	$0.00	$0.00	$34,419,284.04
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$34,419,284.04
Regular Principal Payment	$27,537,951.46	$27,537,951.46	$0.00	$0.00	$6,881,332.58
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$6,881,332.58
Residual Released to Depositor	$0.00	$6,881,332.58	$0.00	$0.00	$0.00

Total		$41,728,051.47

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$5,424,812.31
Regular Principal Payment					$27,537,951.46

Total					$32,962,763.77
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
Original	Actual	Original Balance	Actual	Original Balance	Actual	Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$32,962,763.77	$120.61	$108,633.88	$0.40	$33,071,397.65	$121.01
Class A-3 Notes	$0.00	$0.00	$386,610.00	$0.82	$386,610.00	$0.82
Class A-4 Notes	$0.00	$0.00	$253,906.00	$1.32	$253,906.00	$1.32
Class B Notes	$0.00	$0.00	$86,381.17	$2.12	$86,381.17	$2.12
Class C Notes	$0.00	$0.00	$62,809.75	$2.31	$62,809.75	$2.31
Class D Notes	$0.00	$0.00	$80,723.00	$2.97	$80,723.00	$2.97

Total	$32,962,763.77	$23.75	$979,063.80	$0.71	$33,941,827.57	$24.46

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	May 2011
Payment Date	6/15/2011
Transaction Month	11
V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$200,554,855.39	0.7338268	$167,592,091.62	0.6132166
Class A-3 Notes	$473,400,000.00	1.0000000	$473,400,000.00	1.0000000
Class A-4 Notes	$192,840,000.00	1.0000000	$192,840,000.00	1.0000000
Class B Notes	$40,810,000.00	1.0000000	$40,810,000.00	1.0000000
Class C Notes	$27,210,000.00	1.0000000	$27,210,000.00	1.0000000
Class D Notes	$27,210,000.00	1.0000000	$27,210,000.00	1.0000000

Total	$962,024,855.39	0.6932164	$929,062,091.62	0.6694640

Pool Information
Weighted Average APR		4.170%		4.157%
Weighted Average Remaining Term		47.58		46.78
Number of Receivables Outstanding		55,989		54,942
Pool Balance		$1,085,869,580.31		$1,047,415,377.76
Adjusted Pool Balance (Pool Balance — YSOC Amount)		$962,929,619.88		$929,390,043.08
Pool Factor		0.7058765		0.6808791
VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$15,383,279.21%
Targeted Credit Enhancement Amount	$15,711,230.67
Yield Supplement Overcollateralization Amount	$118,025,334.68
Targeted Overcollateralization Amount	$118,353,286.14
Actual Overcollateralization Amount (EOP Pool Balance — EOP Note Balance)	$118,353,286.14
VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$15,383,279.21%
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00

Ending Reserve Account Balance	$15,383,279.21
Change in Reserve Account Balance	$0.00

Specified Reserve Balance	$15,383,279.21

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	May 2011
Payment Date	6/15/2011
Transaction Month	11
VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Loss		145	$472,704.49
(Recoveries)		42	$45,933.43

Net Losses for Current Collection Period			$426,771.06
Cumulative Net Losses Last Collection Period			$3,301,663.54

Cumulative Net Losses for all Collection Periods			$3,728,434.60

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.47%
Delinquent Receivables:

	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.08%	569	$11,341,918.38
61-90 Days Delinquent	0.09%	38	$899,322.80
91-120 Days Delinquent	0.04%	18	$415,180.12
Over 120 Days Delinquent	0.06%	30	$620,566.13

Total Delinquent Receivables	1.27%	655	$13,276,987.43

Repossession Inventory:

Repossessed in the Current Collection Period		45	$1,052,114.00
Total Repossessed Inventory		63	$1,638,077.60

Ratio of Net Losses to the Average Pool Balance for the Collection Period:

Second Preceding Collection Period	0.5371%
Preceding Collection Period	0.3501%
Current Collection Period	0.4801%
Three Month Average	0.4558%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:

Second Preceding Collection Period	0.1229%
Preceding Collection Period	0.1607%
Current Collection Period	0.1565%
Three Month Average	0.1467%